Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents		$ 5,591,343	$ 2,640,484
Restricted cash		379,085	380,199
Accounts receivable, net		17,695
Inventories, net		3,323,028	2,171,252
Amount due from a related party		2,092	10,000
Loans receivable, net		2,784,237
Prepaid expenses, current		294,264	75,118
Deposits and other current assets, net		952,448	550,359
Total current assets		13,344,192	5,827,412
Property and equipment, net		5,154	1,025
Deferred initial public offering (“IPO”) costs			639,587
Prepaid expenses, non-current		687,500
Deferred tax assets		211,773	159,704
Total assets		14,248,619	6,627,728
Current liabilities
Accounts payable		62,037	61,791
Contract liabilities		1,912
Bank borrowings, current		2,159,198	1,952,104
Income tax payables
Accrued expenses and other current liabilities		58,763	14,655
Total current liabilities		2,281,910	2,028,550
Bank borrowings, non-current		3,036,426	3,225,899
Total liabilities		5,318,336	5,254,449
Commitments and contingencies
Shareholders’ equity
Ordinary shares ($0.0005 par value, 100,000,000 shares authorized; 24,864,000 and 22,200,000 shares issued and outstanding as of June 30, 2025 and December 31, 2024)*	[1]	12,432	11,100
Additional paid-in capital		10,142,644	2,000,182
Accumulated deficit		(1,201,527)	(638,380)
Accumulated other comprehensive (losses) income		(23,266)	377
Total shareholders’ equity		8,930,283	1,373,279
Total liabilities and shareholders’ equity		$ 14,248,619	$ 6,627,728

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.